Selling expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Selling Expenses [Abstract]
Selling expenses

34 Selling expenses

Selling expenses are analysed as follows:

	2021	2020	2019
Shipping and handling costs	54,672	28,749	35,513
Labour costs	24,241	20,077	23,782
Depreciation and amortisation	11,819	12,441	11,805
Customs duties	10,614	6,958	9,261
Commissions to sales representatives	7,503	5,403	8,393
Advertising expenses	5,576	4,837	7,145
Utilities	2,668	2,149	2,457
Insurance costs	1,293	1,421	1,291
Impairment of non-financial assets	1,188	2,450	—
Fairs	807	591	1,864
Samples	687	582	519
Leases	607	483	649
COVID-19 government grants	(299)	(1,534)	—
COVID-19 rent concessions	(1,515)	(1,799)	—
Other	1,770	1,710	2,571
Total	121,631	84,518	105,250

Due to the adoption of “COVID-19-Related Rent Concessions - Amendment to IFRS 16” issued on 28 May 2020 (see note 5(A)), the Group recognised lease incentives of 1,515 and 1,799 as a reduction of the selling expenses for the year ended December 31, 2021 and 2020, respectively.

During 2021 and 2020, the Group received COVID-19 grants from certain governments, including the US, as part of the actions to provide assistance to entities in the current conditions caused by the COVID-19 pandemic.